Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2021	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets		¥ 14,091,160	¥ 13,563,082
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		8,779,861	6,320,128
Non-recourse loans		13,777	11,005
Investments		101,043	91,506
Maximum exposure to loss	[1]	169,520	121,303
Liquidating Customer Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		18,051	27,273
Non-recourse loans		2,723	1,255
Investments		991	991
Maximum exposure to loss	[1]	3,714	2,246
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		250,352	317,027
Non-recourse loans		8,025	6,905
Investments		4,390	4,884
Maximum exposure to loss	[1]	12,415	11,789
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		6,577,098	4,108,847
Non-recourse loans		0	0
Investments		67,076	56,818
Maximum exposure to loss	[1]	110,250	75,607
Securitizing Financial Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		294	709
Non-recourse loans		0	0
Investments		2	2
Maximum exposure to loss	[1]	2	2
Securitization Of Loans Receivable Originated By Third Parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		1,144,195	1,485,653
Non-recourse loans		0	0
Investments		14,270	18,268
Maximum exposure to loss	[1]	14,273	18,271
Power Generation Projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		9,366	10,103
Non-recourse loans		0	0
Investments		466	442
Maximum exposure to loss	[1]	466	442
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		780,505	370,516
Non-recourse loans		3,029	2,845
Investments		13,848	10,101
Maximum exposure to loss	[1]	¥ 28,400	¥ 12,946

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.